Income taxes	6 Months Ended
Jun. 30, 2020
Income taxes
Income taxes

Note 14 - Income taxes

Income tax expense for the periods ended June 30, 2020 and 2019 was as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Current income tax expense	$10.1	11.7	$24.5	$21.4
Deferred income tax (recovery) expense	1.4	2.0	(57.9)	5.3
	$11.5	$13.7	$(33.4)	$26.7